Performance Management - Simplify Gold Strategy ETF	Aug. 28, 2026
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and an additional index. The additional index, Solactive Gold Spot Index, tracks the U.S. dollar price of gold and is included as a performance benchmark that reflects the Fund’s core gold exposure component. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and an additional index.
Bar Chart [Heading]	Calendar Year Ended December 31, 2025
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 21.44% (quarter ended March 31, 2025) and the Fund’s lowest quarterly return was 14.72% (quarter ended December 31, 2025).

The calendar year-to-date total return of the Fund as of June 30, 2026 was -20.08%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(20.08%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	21.44%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	14.72%
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception (12/2/24)
Return Before Taxes	101.59%	84.09%
Return After Taxes on Distributions	90.65%	74.81%
Return After Taxes on Distributions and Sale of Fund Shares	59.95%	60.36%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	5.06%
Solactive Gold Spot Index (reflects no deduction for fees, expenses or taxes)	64.41%	57.71%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488